REVENUE (Schedule of revenue by segment) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
E P M [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	10,290,626	8,643,244	19,467,735	15,820,361	35,705,305	23,946,680
C P D [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue					$ 21,894	$ 107,800